Cover	Mar. 04, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 04, 2024
Entity File Number	001-35249
Entity Registrant Name	THE CHEFS’ WAREHOUSE, INC.
Entity Central Index Key	0001517175
Entity Tax Identification Number	20-3031526
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 East Ridge Road
Entity Address, City or Town	Ridgefield
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06877
City Area Code	(203)
Local Phone Number	894-1345
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	CHEF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable